Lease (Tables)	12 Months Ended
Dec. 31, 2023
Lease [Abstract]
Schedule of Operating Leases have Remaining Lease Terms	The Company’s operating leases have remaining lease terms of approximately 2.16 years.
	December 31, 2023	December 31, 2022
ASSETS
Operating lease right-of-use assets	$195,775	$178,166
LIABILITIES
Operating lease liabilities - current	90,091	57,109
Operating lease liabilities - noncurrent	106,356	121,057

The following provides details of the Company’s lease expenses:

	Year Ended December 31,
	2023	2022	2021
Operating lease expenses	$81,203	$52,507	$4,452

Other information related to leases is presented below:

	Year Ended December 31,
	2023	2022	2021
Cash paid for amounts included in the measurement of operating lease liabilities
Operating cash flows from operating leases	$80,540	$56,666	$4,932
Weighted Average Remaining Lease Term:
Operating leases	2.17 years	3.00 years	4.00 years

Weighted Average Discount Rate:
Operating leases	3.22%	3.22%	3.22%

Schedule of Future Annual Payments under Non-Cancellable Leases

The minimum future annual payments under non-cancellable leases during the next five years and thereafter, at rates now in force, are as follows:

Operating leases
2024	$95,093
2025	94,963
2026	13,545
Total future minimum lease payments, undiscounted	203,601
Less: Imputed interest	(7,154)
Present value of future minimum lease payments	$196,447